Basis of preparation (Tables)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Summary of Effect of Changes in Foreign Exchange Rates

Brazilian Real x U.S. Dollar	Jun 2019	Mar 2019	Dec 2018	Sep 2018	Jun 2018	Mar 2018
Quarterly average exchange rate	3.92	3.77	3.81	3.95	3.61	3.24
Period-end exchange rate	3.83	3.90	3.87	4.00	3.86	3.32